CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN EQUITY (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Deficit [Member]	Total
Balance at Dec. 31, 2011	$ 473	$ 12,867	$ 926,733	$ (212)	$ (72,298)	$ 867,563
Balance (in shares) at Dec. 31, 2011	47,303,394
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0	0	(72,298)	0	72,298	0
Net Loss	0	0	0	0	(17,313)	(17,313)
Common Shares Issued (in shares)	5,500,000
Common Shares Issued	55	75,527	0	0	0	75,582
New Manager shares (in shares)	112,245
New Manager shares	1	1,540	0	0	0	1,541
Share based compensation (in shares)	0
Share-based compensation	0	849	0	0	0	849
Other comprehensive Income (loss)	0	0	0	(32)	0	(32)
Return of Capital	0	0	(31,749)	0	0	(31,749)
Balance at Jun. 30, 2012	529	90,783	822,686	(245)	(17,313)	896,441
Balance (in shares) at Jun. 30, 2012	52,915,639
Balance at Dec. 31, 2012	529	15,615	866,514	(84)	(73,192)	809,383
Balance (in shares) at Dec. 31, 2012	52,915,639
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0	0	(73,192)	0	73,192	0
Net Loss	0	0	0	0	(64,088)	(64,088)
Common Shares Issued (in shares)	11,212,500
Common Shares Issued	112	101,719	0	0	0	101,831
New Manager shares (in shares)	1,910,112					1,910,112
New Manager shares	19	18,127	0	0	0	18,146
Share based compensation (in shares)	0
Share-based compensation	0	1,504	0	0	0	1,504
Other comprehensive Income (loss)	0	0	0	(57)	0	(57)
Return of Capital	0	0	(19,331)	0	0	(19,331)
Balance at Jun. 30, 2013	$ 660	$ 136,965	$ 773,991	$ (141)	$ (64,088)	$ 847,388
Balance (in shares) at Jun. 30, 2013	66,038,251